Equity (Details)						1 Months Ended			12 Months Ended
		May 13, 2025	Mar. 30, 2024	Jul. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2025	May 31, 2024	Jun. 30, 2023 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 27, 2024 $ / shares	Aug. 31, 2022 shares	Jun. 30, 2022 shares
Equity [Line Items]
Reverse stock split		1-for-20 reverse stock split
Conversion ratio									0.7807324
Converted ordinary shares									10,000
After-tax profits percentage									10.00%
Reserve funds percentage									50.00%
Statutory reserves (in Dollars) | $									$ 1,104,322		$ 1,117,828
Consolidated net assets (in Dollars) | $									68,374,577		$ 66,388,083
Authorized share capital | $									$ 2,231,734,400
Reverse Stock Split [Member]
Equity [Line Items]
Reverse stock split		1-for-20	1-for-5
Common Stock [Member]
Equity [Line Items]
Authorized share capital									458,694,920
Par value (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares, shares issued													312,838
Common Stock [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, shares authorized									860,000,000
Baijiayun Group Ltd Equity [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares outstanding														440,693
Beijing Hydrogen [Member]
Equity [Line Items]
Acquisition of non-controlling interest										18,046
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock voting									one
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]								$ 0.002		$ 0.002
Ordinary shares, shares authorized	[1]								20,000,000		20,000,000
Ordinary shares, shares outstanding	[1]								885,033		852,088
Ordinary shares, shares issued	[1]								885,033		852,088
Share issued									259,361
Warrants to subscribe									179,649
Converted ordinary shares									1
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, shares issued											187,201
Class A Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.519008
Reverse stock split									one
Class A Ordinary Shares [Member] | Share Consolidation [Member] | Equity [Member]
Equity [Line Items]
Stock split shares									5
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.519008
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001
Ordinary shares, shares authorized									400,000,000
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.002
Ordinary shares, shares authorized									20,000,000
Ordinary shares, shares outstanding									297,885
Ordinary shares, shares issued									545,840
Recapitalized ordinary share									32,658
Converted ordinary shares								10,000
Shares outstanding									885,033		852,088
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares, shares issued									74,061
Class A Ordinary Shares [Member] | Beijing Deran [Member]
Equity [Line Items]
Acquisition of non-controlling interest										1,278
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock voting									15
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]								$ 0.002		$ 0.002
Ordinary shares, shares authorized	[1]								23,000,000		23,000,000
Ordinary shares, shares outstanding	[1]								297,885		297,885
Ordinary shares, shares issued	[1]								297,885		297,885
Converted ordinary shares				163,895
Class B Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 2.59504
Reverse stock split									one
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 2.59504			$ 0.0001
Reverse stock split									five
Ordinary shares, shares authorized									460,000,000
Ordinary shares, shares outstanding											297,885
Class B Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.002
Reverse stock split						1-for-20	1-for-5
Ordinary shares, shares authorized									23,000,000
Converted ordinary shares								10,000
Common share not deemed outstanding									74,061
Common Stock [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 2.59504
Conversion shares [Member]
Equity [Line Items]
Converted ordinary shares					10,000

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.